Digital Assets and Digital Assets Receivable (Tables)	3 Months Ended
Mar. 31, 2025
Angel Studios Inc. Cik0001671941
Schedule of digital assets shown on the condensed consolidated balance sheets

	March 31, 2025
	Units	Cost Basis	Fair Value
Digital assets held:
Bitcoin	39.647365 BTC	$2,522,135	$3,272,847
Total		$2,522,135	$3,272,847

	March 31, 2025
	Units	Cost Basis	Fair Value
Digital assets receivable:
Bitcoin	263.460000 BTC	$16,296,893	$21,748,336
Total		$16,296,893	$21,748,336